INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
	Software	Customer relationships	Technology	Goodwill	Total
	USD thousands
Cost
Balance as of January 1, 2024	47,388	74,039	133,749	246,352	501,528
Exchange rate differences	(68)	(139)	(380)	(526)	(1,113)
Additions	16,218	-	-	-	16,218
Disposals	(3,397)	-	-	-	(3,397)
Balance as of December 31, 2024	60,141	73,900	133,369	245,826	513,236
Exchange rate differences	141	688	882	1,806	3,517
Additions	17,577	-	-	-	17,577

Balance as of December 31, 2025	77,859	74,588	134,251	247,632	534,330

Amortization
Balance as of January 1, 2024	27,583	45,120	66,825	-	139,528
Exchange rate differences	(49)	(146)	(214)	-	(409)
Additions	10,903	11,523	18,320	-	40,746
Disposals	(3,397)	-	-	-	(3,397)
Balance as of December 31, 2024	35,040	56,497	84,931	-	176,468
Exchange rate differences	111	688	615	-	1,414
Additions	14,595	5,102	18,375	-	38,072

Balance as of December 31, 2025	49,746	62,287	103,921	-	215,954

Carrying amounts
As of December 31, 2025	28,113	12,301	30,330	247,632	318,376
As of December31, 2024	25,101	17,403	48,438	245,826	336,768